Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of related party transactions

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Amounts due from affiliates	$3,530	$7,500

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Amounts due to owners and affiliates	$1,778	$3,655

Revolving credit facility due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Revolving credit facility due to owners and affiliates - current portion	$24,545	$—
Revolving credit facility due to owners and affiliates - non-current portion	$—	$24,942

Hoegh LNG and Subsidiaries [Member]
Schedule of related party transactions	Related party amounts included in the consolidated statements of income for the three and six months ended June 30, 2022 and 2021 or in the consolidated balance sheets as of June 30, 2022 and December 31, 2021 are as follows: